Chartered-in Vessels - Capital Lease Obligations - Additional Information (Details) $ in Thousands		1 Months Ended		12 Months Ended			36 Months Ended
	Jan. 29, 2024	Dec. 31, 2023 USD ($)	Nov. 30, 2022	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($)	Jan. 31, 2019	Feb. 12, 2024 lease	Dec. 31, 2023 vessel	Dec. 31, 2023 lease	Dec. 31, 2023	Dec. 31, 2022 lease
Capital Leased Assets [Line Items]
Number of lessors | lease										19
Number of vessels									42	10
Lease liability payment		$ 2,100,000		$ 2,100,000
Time-charter hire expenses				8,777	$ 9,396	$ 23,487
Lessee Option to Purchase Underlying Asset				107,800	61,000
Sale Leaseback Transaction, Transaction Costs, Financing Activities				218,300
Finance Lease, Weighted Average Discount Rate, Percent											5.70%
Gain (Loss) on Extinguishment of Debt				5,064	0	$ 0
Finance Lease, Liability, Undiscounted Excess Amount		$ 411,200		411,200
Ineos Marlin
Capital Leased Assets [Line Items]
Lessee Option to Purchase Underlying Asset				60,500
Other Nonoperating Income (Expense) [Member]
Capital Leased Assets [Line Items]
Gain (Loss) on Contract Termination				$ 5,100	$ 700
LNG Carriers [Member]
Capital Leased Assets [Line Items]
Number of vessels					9				9	9
LNG Carriers [Member] | Alexander Spirit [Member]
Capital Leased Assets [Line Items]
Number of vessels | lease										1
NGL Carriers
Capital Leased Assets [Line Items]
Number of vessels					10			2	10	10		10
NGL Carriers | African Spirit
Capital Leased Assets [Line Items]
Number of vessels | lease										2
NGL Carriers | Ineos Marlin
Capital Leased Assets [Line Items]
Number of vessels | vessel									1
Variable Interest Entity, Primary Beneficiary
Capital Leased Assets [Line Items]
Number of lessors | lease										9
Minimum
Capital Leased Assets [Line Items]
Lease terms	7	8	8 years				7.5
Maximum
Capital Leased Assets [Line Items]
Lease terms		12					15